Schedule of Investments ─ IQ Candriam U.S. Mid Cap Equity ETF

January 31, 2024 (unaudited)

	Shares	Value
Common Stocks — 100.0%
Communication Services — 3.5%
Interpublic Group of Cos., Inc. (The)	39,784	$1,312,474
New York Times Co. (The), Class A	17,839	866,262
News Corp., Class B	11,663	298,223
News Corp., Class A	42,423	1,045,303
Nexstar Media Group, Inc.	3,705	658,416
Paramount Global, Class B	54,346	792,908
Roku, Inc.*	13,739	1,209,856
ZoomInfo Technologies, Inc.*	31,552	506,094
Total Communication Services		6,689,536

Consumer Discretionary — 15.8%
Aramark	27,580	802,026
Autoliv, Inc.	7,882	844,320
AutoNation, Inc.*	3,172	443,002
Bath & Body Works, Inc.	25,327	1,080,450
Burlington Stores, Inc.*	7,217	1,379,530
CarMax, Inc.*(a)	17,574	1,250,917
Crocs, Inc.*	6,750	684,990
Deckers Outdoor Corp.*	2,886	2,175,265
Dick's Sporting Goods, Inc.	6,857	1,022,173
Etsy, Inc.*	13,562	902,687
Floor & Decor Holdings, Inc., Class A*(a)	11,636	1,170,116
Gentex Corp.	24,056	796,975
H&R Block, Inc.	16,234	760,401
Harley-Davidson, Inc.	15,911	516,312
Hasbro, Inc.	14,247	697,391
Hyatt Hotels Corp., Class A	4,978	639,026
Lear Corp.	6,083	808,431
Levi Strauss & Co., Class A	10,736	174,782
Lithia Motors, Inc.	3,002	885,140
LKQ Corp.	28,299	1,320,714
Mohawk Industries, Inc.*	5,845	609,341
Norwegian Cruise Line Holdings Ltd.*	46,463	827,041
Polaris, Inc.	5,950	535,262
PVH Corp.	6,712	807,185
Ralph Lauren Corp.	4,409	633,441
RH*	1,661	421,030
Tapestry, Inc.	25,284	980,766
Toll Brothers, Inc.	12,086	1,200,744
TopBuild Corp.*	3,265	1,205,209
Vail Resorts, Inc.	4,249	943,278
Valvoline, Inc.*	15,366	560,705
VF Corp.	40,910	673,379
Williams-Sonoma, Inc.(a)	6,684	1,292,619
Wyndham Hotels & Resorts, Inc.	9,347	728,412
Total Consumer Discretionary		29,773,060

Consumer Staples — 3.6%
BJ’s Wholesale Club Holdings, Inc.*	14,843	954,998
Coty, Inc., Class A*	39,711	479,709
Darling Ingredients, Inc.*	17,554	760,088
Flowers Foods, Inc.	21,800	497,040
Ingredion, Inc.	7,340	789,564
Lamb Weston Holdings, Inc.	15,919	1,630,742
Post Holdings, Inc.*	5,649	524,623
US Foods Holding Corp.*	25,368	1,167,182
Total Consumer Staples		6,803,946

Energy — 2.4%
Antero Midstream Corp.	34,701	424,740
ChampionX Corp.	20,266	555,491
HF Sinclair Corp.	15,186	857,857
New Fortress Energy, Inc.	9,181	305,085
NOV, Inc.	40,372	787,658
TechnipFMC PLC	45,229	874,729
Weatherford International PLC*	7,277	651,655
Total Energy		4,457,215

Financials — 11.0%
Affiliated Managers Group, Inc.	3,838	571,248
AGNC Investment Corp.	67,146	636,544
Ally Financial, Inc.	30,097	1,103,958
	Shares	Value
Common Stocks (continued)
Financials (continued)
Annaly Capital Management, Inc.	54,592	$1,047,621
Assurant, Inc.	5,897	990,401
Axis Capital Holdings Ltd.	7,930	471,994
Axis Capital Holdings Ltd.	687	40,890
Carlyle Group, Inc. (The)	21,423	857,348
Credit Acceptance Corp.*(a)	939	508,065
East West Bancorp, Inc.	15,649	1,139,404
First American Financial Corp.	10,920	659,022
Globe Life, Inc.	10,450	1,283,469
Jack Henry & Associates, Inc.	8,084	1,340,570
MarketAxess Holdings, Inc.	4,112	927,297
Old Republic International Corp.	29,283	821,095
Popular, Inc.	7,847	670,526
Primerica, Inc.	4,013	939,684
Reinsurance Group of America, Inc.	7,381	1,283,482
RenaissanceRe Holdings Ltd.	5,615	1,284,880
RLI Corp.	4,469	609,438
Selective Insurance Group, Inc.	6,635	695,746
Unum Group	21,794	1,053,522
Voya Financial, Inc.	11,741	849,696
WEX, Inc.*	4,396	898,498
Total Financials		20,684,398

Health Care — 13.5%
10X Genomics, Inc., Class A*(a)	10,935	455,661
Acadia Healthcare Co., Inc.*	9,962	818,279
agilon health, Inc.*	23,102	136,071
Bio-Techne Corp.	17,374	1,221,740
Bruker Corp.	10,981	785,251
Catalent, Inc.*	20,023	1,033,988
Chemed Corp.	1,634	968,619
DaVita, Inc.*	5,990	647,878
DENTSPLY SIRONA, Inc.	23,456	815,096
Encompass Health Corp.	10,950	777,888
Envista Holdings Corp.*	18,142	426,337
Exact Sciences Corp.*	19,911	1,302,179
Exelixis, Inc.*	34,243	745,128
Henry Schein, Inc.*	14,469	1,082,860
Inspire Medical Systems, Inc.*	3,194	673,519
Intra-Cellular Therapies, Inc.*	10,410	701,009
Jazz Pharmaceuticals PLC*	6,979	856,463
Karuna Therapeutics, Inc.*	3,952	1,238,636
Medpace Holdings, Inc.*	2,395	698,334
Neurocrine Biosciences, Inc.*	10,582	1,479,046
Option Care Health, Inc.*	18,773	586,469
Penumbra, Inc.*	4,099	1,033,727
QIAGEN NV*	24,502	1,069,766
QuidelOrtho Corp.*	5,383	368,789
Repligen Corp.*	5,766	1,092,080
Sarepta Therapeutics, Inc.*	9,752	1,160,390
Shockwave Medical, Inc.*	4,022	909,978
Teleflex, Inc.	5,237	1,271,701
United Therapeutics Corp.*	5,088	1,092,801
Total Health Care		25,449,683

Hotels — 0.8%
Host Hotels & Resorts, Inc.	78,487	1,508,520

Industrials — 19.0%
A O Smith Corp.	12,651	981,844
Acuity Brands, Inc.	3,208	764,017
Advanced Drainage Systems, Inc.	7,074	922,591
AECOM	14,289	1,260,147
AGCO Corp.	6,433	786,949
Alaska Air Group, Inc.*	13,151	471,200
API Group Corp.*	21,771	686,222
Atkore, Inc.*	3,929	599,290
Avis Budget Group, Inc.	2,211	361,963
Ceridian HCM Holding, Inc.*	16,578	1,152,502

Schedule of Investments ─ IQ Candriam U.S. Mid Cap Equity ETF (continued)

January 31, 2024 (unaudited)

	Shares	Value
Common Stocks (continued)
Industrials (continued)
CH Robinson Worldwide, Inc.	11,899	$1,000,587
Chart Industries, Inc.*	4,305	502,480
Clarivate PLC*	42,817	382,784
Clean Harbors, Inc.*	5,228	878,095
Donaldson Co., Inc.	12,461	804,856
EMCOR Group, Inc.	4,849	1,106,105
Fortune Brands Innovations, Inc.	13,018	1,010,067
FTI Consulting, Inc.*	3,437	658,564
Genpact Ltd.	17,434	625,881
Graco, Inc.	17,248	1,471,254
GXO Logistics, Inc.*	12,029	654,137
ITT, Inc.	8,460	1,021,799
Knight-Swift Transportation Holdings, Inc.	15,525	890,824
Landstar System, Inc.	3,675	704,571
Lincoln Electric Holdings, Inc.	5,820	1,293,320
Masco Corp.	23,227	1,562,945
MasTec, Inc.*	6,492	426,330
MSA Safety, Inc.	4,099	676,458
NEXTracker, Inc., Class A*	8,532	386,244
Owens Corning	9,242	1,400,440
Paylocity Holding Corp.*	4,710	746,111
Pentair PLC	16,987	1,242,939
Regal Rexnord Corp.	6,808	908,596
Robert Half, Inc.	10,811	859,907
Saia, Inc.*	2,738	1,233,688
Tetra Tech, Inc.	5,453	862,555
Timken Co. (The)	6,670	546,340
Toro Co. (The)	10,675	987,224
TriNet Group, Inc.*	5,700	648,090
Watts Water Technologies, Inc., Class A	2,785	551,458
WESCO International, Inc.	4,980	864,130
XPO, Inc.*	11,730	1,002,211
Total Industrials		35,897,715

Information Technology — 14.5%
Altair Engineering, Inc., Class A*	5,844	496,857
Arrow Electronics, Inc.*	6,266	696,466
BILL Holdings, Inc.*	11,230	876,501
Cognex Corp.	19,229	694,936
DocuSign, Inc.*	22,386	1,363,755
Dolby Laboratories, Inc., Class A	6,570	546,493
Elastic NV*	8,780	1,027,787
Entegris, Inc.	15,387	1,811,050
F5, Inc.*	6,702	1,231,157
Fabrinet*	4,019	858,097
Flex Ltd.*	49,001	1,163,284
Gen Digital, Inc.	69,158	1,623,830
Globant SA*	4,602	1,085,198
GoDaddy, Inc., Class A*	16,304	1,738,985
Guidewire Software, Inc.*	8,937	998,084
Juniper Networks, Inc.	35,369	1,307,238
Lattice Semiconductor Corp.*	15,157	922,455
Littelfuse, Inc.	2,715	656,758
Manhattan Associates, Inc.*	6,836	1,658,140
MKS Instruments, Inc.	6,481	689,902
Nutanix, Inc., Class A*	26,171	1,470,810
Onto Innovation, Inc.*	5,404	872,746
SolarEdge Technologies, Inc.*	5,764	383,306
Twilio, Inc., Class A*	19,329	1,359,409
UiPath, Inc., Class A*	43,243	993,724
Universal Display Corp.	4,860	825,082
Total Information Technology		27,352,050

Materials — 6.8%
Alcoa Corp.	19,663	584,974
AptarGroup, Inc.	6,723	873,183
Axalta Coating Systems Ltd.*	22,798	739,111
Commercial Metals Co.	12,864	671,758
Crown Holdings, Inc.	12,292	1,087,842
Graphic Packaging Holding Co.	31,355	799,866
Packaging Corp. of America	9,181	1,522,944
Reliance Steel & Aluminum Co.	6,518	1,860,368
	Shares	Value
Common Stocks (continued)
Materials (continued)
RPM International, Inc.	13,163	$1,403,966
Silgan Holdings, Inc.	8,680	398,759
Sonoco Products Co.	10,021	570,195
United States Steel Corp.	24,887	1,170,187
Westrock Co.	26,312	1,059,321
Total Materials		12,742,474

Real Estate — 8.2%
American Homes 4 Rent, Class A	37,144	1,301,897
Boston Properties, Inc.	17,480	1,162,420
Brixmor Property Group, Inc.	33,292	747,072
CubeSmart	24,880	1,075,314
Equity LifeStyle Properties, Inc.	19,804	1,340,533
Federal Realty Investment Trust	8,209	835,102
First Industrial Realty Trust, Inc.	14,642	754,356
Healthcare Realty Trust, Inc.	42,199	679,826
Jones Lang LaSalle, Inc.*	5,277	934,346
Kimco Realty Corp.	67,442	1,362,328
Omega Healthcare Investors, Inc.	27,221	789,409
Regency Centers Corp.	20,004	1,253,651
Rexford Industrial Realty, Inc.	23,020	1,210,622
STAG Industrial, Inc.	20,000	738,800
Zillow Group, Inc., Class C*	17,034	968,212
Zillow Group, Inc., Class A*	6,215	342,384
Total Real Estate		15,496,272

Utilities — 0.9%
Brookfield Renewable Corp., Class A	19,921	556,194
Essential Utilities, Inc.	29,383	1,053,675
Total Utilities		1,609,869

Total Common Stocks
(Cost $181,005,341)		188,464,738

Short-Term Investment — 0.1%
Money Market Funds — 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.30%(b)
(Cost $152,269)	152,269	152,269

Total Investments — 100.1% (Cost $181,157,610)		188,617,007
Other Assets and Liabilities, Net — (0.1)%		(95,749)
Net Assets — 100%		$188,521,258

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, “Other Assets and Liabilities, Net” may include pending sales that are also on loan. The aggregate market value of securities on loan was $727,028; total market value of collateral held consisted of non-cash U.S. Treasury securities collateral having a value of $759,764.
(b)	Reflects the 1-day yield at January 31, 2024.

Schedule of Investments ─ IQ Candriam U.S. Mid Cap Equity ETF (continued)

January 31, 2024 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2024. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(c)
Common Stocks	$188,464,738	$—	$—	$188,464,738
Short-Term Investment:
Money Market Funds	152,269	—	—	152,269
Total Investments in Securities	$188,617,007	$—	$—	$188,617,007

(c)	For a complete listing of investments and their industries, see the Schedule of Investments.

For the period ended January 31, 2024, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.